Related party disclosures - Related Party Transactions (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related party disclosures
Trade payable	₨ 9,364	₨ 15,517
Significant Influence
Related party disclosures
Rendering of services			₨ 6,910
Group Companies of entities having significant influence
Related party disclosures
Rendering of services		405	169,342
Advertisement expense	(300)		5,247
Interest expense	(6,400)	1,716	4,428
Communication expense	698	489	11,491
Legal and professional fees			5,497
Insurance expense			6
Trade payable	9,364	15,517
Trade receivable	3,808	4,280
Joint venture company
Related party disclosures
Recovery of expenses	944	196	103
Loan given	4,200	22,500	7,500
Interest income	4,810	1,824	₨ 78
Commission expense	45
Prepayment and other asset	34,200	30,385
Other current financial assets		₨ 1,642
Trade receivable	7,993
Investment in shares	₨ 3,500